CONCENTRATIONS	12 Months Ended
Dec. 31, 2020
NOTE 19 - CONCENTRATIONS

Major customers

Customers that accounted for greater than 10% of revenues from sales of goods in any of the last three years were as follows:

In Thousands of US Dollars
Description	2020	2019	2018
Customer A	$-	$23	$34
Customer B	$2	$-	$-
Customer C	$-	$36	$126